Quarterly Holdings Report
for

Fidelity Advisor® Equity Value Fund

August 31, 2020

AEV-QTLY-1020
1.805757.116

Schedule of Investments August 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value
COMMUNICATION SERVICES - 10.3%
Entertainment - 0.2%
Lions Gate Entertainment Corp. Class B (a)	33,603	$304,443
Interactive Media & Services - 3.2%
Alphabet, Inc. Class A (a)	1,309	2,133,055
Facebook, Inc. Class A (a)	5,100	1,495,320
		3,628,375
Media - 5.2%
Comcast Corp. Class A	82,596	3,701,127
Fox Corp. Class A	13,555	377,642
Interpublic Group of Companies, Inc.	71,486	1,269,591
WPP PLC	67,000	567,475
		5,915,835
Wireless Telecommunication Services - 1.7%
T-Mobile U.S., Inc.	16,847	1,965,708

TOTAL COMMUNICATION SERVICES		11,814,361

CONSUMER DISCRETIONARY - 8.5%
Auto Components - 0.7%
Lear Corp.	7,187	818,815
Household Durables - 1.2%
Newell Brands, Inc.	17,300	276,454
Whirlpool Corp.	6,100	1,084,092
		1,360,546
Multiline Retail - 1.0%
Dollar General Corp.	5,461	1,102,467
Specialty Retail - 4.2%
Best Buy Co., Inc.	13,800	1,530,558
Dick's Sporting Goods, Inc.	11,400	616,968
Lowe's Companies, Inc.	11,800	1,943,342
Tiffany & Co., Inc.	2,300	281,750
Urban Outfitters, Inc. (a)	6,600	155,364
Williams-Sonoma, Inc.	3,600	315,936
		4,843,918
Textiles, Apparel & Luxury Goods - 1.4%
PVH Corp.	20,115	1,121,612
Tapestry, Inc.	33,445	492,645
		1,614,257

TOTAL CONSUMER DISCRETIONARY		9,740,003

CONSUMER STAPLES - 5.2%
Beverages - 0.5%
C&C Group PLC (United Kingdom)	204,566	585,191
Food & Staples Retailing - 3.4%
Performance Food Group Co. (a)	26,800	978,468
Sysco Corp.	19,076	1,147,231
U.S. Foods Holding Corp. (a)	69,870	1,701,335
		3,827,034
Food Products - 0.3%
Tyson Foods, Inc. Class A	5,200	326,560
Household Products - 0.2%
Spectrum Brands Holdings, Inc.	4,100	244,360
Tobacco - 0.8%
Altria Group, Inc.	21,700	949,158

TOTAL CONSUMER STAPLES		5,932,303

ENERGY - 3.5%
Energy Equipment & Services - 0.2%
Hoegh LNG Partners LP	20,346	213,023
Oil, Gas & Consumable Fuels - 3.3%
BP PLC sponsored ADR	15,100	316,043
Cabot Oil & Gas Corp.	46,500	882,105
Golar LNG Partners LP	24,167	62,351
Parex Resources, Inc. (a)	91,300	1,249,438
Teekay LNG Partners LP	42,533	470,840
Total SA sponsored ADR	11,900	470,883
Valero Energy Corp.	5,700	299,763
		3,751,423

TOTAL ENERGY		3,964,446

FINANCIALS - 16.6%
Banks - 4.4%
Bank of America Corp.	76,200	1,961,388
CIT Group, Inc.	13,000	255,710
Cullen/Frost Bankers, Inc.	3,900	270,894
JPMorgan Chase & Co.	13,900	1,392,641
M&T Bank Corp.	5,056	522,083
Truist Financial Corp.	8,642	335,396
Wells Fargo & Co.	10,159	245,340
		4,983,452
Capital Markets - 1.2%
Affiliated Managers Group, Inc.	6,969	478,422
BlackRock, Inc. Class A	700	415,933
Invesco Ltd.	12,976	132,355
State Street Corp.	4,761	324,176
		1,350,886
Consumer Finance - 2.6%
Capital One Financial Corp.	19,344	1,335,316
Discover Financial Services	30,366	1,611,827
		2,947,143
Diversified Financial Services - 4.5%
Berkshire Hathaway, Inc. Class B (a)	23,903	5,211,810
Insurance - 3.2%
Allstate Corp.	3,497	325,221
American International Group, Inc.	14,900	434,186
Chubb Ltd.	10,338	1,292,250
MetLife, Inc.	6,300	242,298
The Travelers Companies, Inc.	12,317	1,429,265
		3,723,220
Mortgage Real Estate Investment Trusts - 0.2%
AGNC Investment Corp.	16,500	232,815
Thrifts & Mortgage Finance - 0.5%
Essent Group Ltd.	9,700	346,290
MGIC Investment Corp.	24,500	224,665
		570,955

TOTAL FINANCIALS		19,020,281

HEALTH CARE - 17.4%
Biotechnology - 3.5%
Alexion Pharmaceuticals, Inc. (a)	8,600	982,292
Amgen, Inc.	7,179	1,818,584
Regeneron Pharmaceuticals, Inc. (a)	2,000	1,239,860
		4,040,736
Health Care Providers & Services - 9.0%
Anthem, Inc.	4,574	1,287,672
Centene Corp. (a)	39,097	2,397,428
Cigna Corp.	13,793	2,446,464
CVS Health Corp.	20,301	1,261,098
Humana, Inc.	1,178	489,070
UnitedHealth Group, Inc.	7,656	2,392,883
		10,274,615
Pharmaceuticals - 4.9%
Bristol-Myers Squibb Co.	40,552	2,522,334
Bristol-Myers Squibb Co. rights (a)	26,404	70,763
Roche Holding AG (participation certificate)	5,271	1,843,896
Sanofi SA sponsored ADR	23,522	1,189,743
		5,626,736

TOTAL HEALTH CARE		19,942,087

INDUSTRIALS - 15.4%
Aerospace & Defense - 2.5%
Airbus Group NV	10,300	847,047
General Dynamics Corp.	9,083	1,356,546
Raytheon Technologies Corp.	10,000	610,000
		2,813,593
Air Freight & Logistics - 0.6%
Deutsche Post AG	9,300	423,062
XPO Logistics, Inc. (a)	3,200	282,464
		705,526
Airlines - 0.9%
Alaska Air Group, Inc.	14,100	549,195
Copa Holdings SA Class A	9,800	521,850
		1,071,045
Building Products - 2.4%
Carrier Global Corp.	10,500	313,425
Jeld-Wen Holding, Inc. (a)	10,100	212,605
Owens Corning	19,100	1,291,924
Trane Technologies PLC	7,429	879,519
		2,697,473
Commercial Services & Supplies - 0.0%
Steelcase, Inc. Class A	5,900	61,655
Electrical Equipment - 3.0%
Acuity Brands, Inc.	9,500	1,038,255
Regal Beloit Corp.	9,500	939,170
Vestas Wind Systems A/S	9,832	1,494,901
		3,472,326
Industrial Conglomerates - 1.3%
Siemens AG	10,700	1,482,652
Machinery - 3.2%
Ingersoll Rand, Inc. (a)	11,861	415,847
ITT, Inc.	3,600	226,116
Oshkosh Corp.	15,100	1,162,851
Otis Worldwide Corp.	7,350	462,315
Stanley Black & Decker, Inc.	8,400	1,354,920
		3,622,049
Trading Companies & Distributors - 1.5%
Beacon Roofing Supply, Inc. (a)	4,100	138,949
HD Supply Holdings, Inc. (a)	28,471	1,129,160
United Rentals, Inc. (a)	2,400	424,920
		1,693,029

TOTAL INDUSTRIALS		17,619,348

INFORMATION TECHNOLOGY - 7.0%
Communications Equipment - 2.2%
Cisco Systems, Inc.	57,725	2,437,150
CommScope Holding Co., Inc. (a)	12,900	132,870
		2,570,020
Electronic Equipment & Components - 1.4%
Avnet, Inc.	1,800	49,518
TE Connectivity Ltd.	15,992	1,544,827
		1,594,345
IT Services - 2.0%
Amdocs Ltd.	10,362	634,465
Capgemini SA	3,900	539,872
Cognizant Technology Solutions Corp. Class A	16,021	1,071,164
		2,245,501
Semiconductors & Semiconductor Equipment - 0.9%
Broadcom, Inc.	400	138,860
NXP Semiconductors NV	6,300	792,288
ON Semiconductor Corp. (a)	6,800	145,316
		1,076,464
Software - 0.5%
Nortonlifelock, Inc.	24,172	568,525

TOTAL INFORMATION TECHNOLOGY		8,054,855

MATERIALS - 4.8%
Chemicals - 2.6%
Albemarle Corp. U.S.	6,900	627,969
DuPont de Nemours, Inc.	41,100	2,291,736
		2,919,705
Metals & Mining - 2.2%
BHP Billiton Ltd. sponsored ADR	2,200	121,132
Lundin Mining Corp.	109,400	685,244
Newmont Corp.	25,971	1,747,329
		2,553,705

TOTAL MATERIALS		5,473,410

REAL ESTATE - 2.1%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Simon Property Group, Inc.	8,006	543,207
Real Estate Management & Development - 1.6%
CBRE Group, Inc. (a)	38,828	1,826,081

TOTAL REAL ESTATE		2,369,288

UTILITIES - 4.7%
Electric Utilities - 3.7%
Evergy, Inc.	5,700	303,354
Exelon Corp.	34,494	1,273,174
PG&E Corp. (a)	100,900	934,334
Southern Co.	32,424	1,691,884
		4,202,746
Multi-Utilities - 1.0%
Dominion Energy, Inc.	15,100	1,184,444

TOTAL UTILITIES		5,387,190

TOTAL COMMON STOCKS
(Cost $94,024,966)		109,317,572

Nonconvertible Preferred Stocks - 1.5%
INFORMATION TECHNOLOGY - 1.5%
Technology Hardware, Storage & Peripherals - 1.5%
Samsung Electronics Co. Ltd.
(Cost $1,673,758)	41,630	1,665,193

Money Market Funds - 3.1%
Fidelity Cash Central Fund 0.12% (b)
(Cost $3,556,793)	3,556,002	3,556,713
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $99,255,517)		114,539,478
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(118,686)
NET ASSETS - 100%		$114,420,792

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,770
Fidelity Securities Lending Cash Central Fund	123
Total	$5,893

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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